REPORTABLE SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Reportable Segments [Abstract]
Disclosure of operating segments [text block]
Below is summarized information concerning the assets, liabilities and profits and losses at the end of each period, by segments. The profit (loss) of each segment informed takes into consideration that taxes and income and financial costs have not been allocated to the various segments, and are shown as part of the Corporate’s segment:

Twelve-months period ended December 31, 2023	Pulp ThU.S.$	Wood products ThU.S.$	Others ThU.S.$	Corporate ThU.S.$	Subtotal ThU.S.$	Elimination ThU.S.$	Total ThU.S.$
Revenues from sales of goods	2,687,390	3,181,951	-	-	5,869,341		5,869,341
Revenues from rendering of services	113,520	28,335	623	-	142,478		142,478
Revenues from ordinary activities	2,800,910	3,210,286	623	-	6,011,819		6,011,819

Revenues from transactions with reportable segments	475,535	23,040	49,914	-	548,489	(548,489)	-

Finance income	-	-	-	131,666	131,666		131,666
Finance costs	-	-	-	(373,496)	(373,496)		(373,496)
Net finance costs	-	-	-	(241,830)	(241,830)		(241,830)

Depreciation and amortizations	464,721	186,340	1,660	8,347	661,068		661,068
Other income	498,021	54,688	334	19,974	573,017		573,017
Other expenses	399,094	54,980	684	25,578	480,336		480,336

Share of profit (loss) of associates and joint ventures accounted for using equity method

Associates	3,084	-	-	906	3,990		3,990
Joint ventures	-	2,794	-	925	3,719		3,719

Income tax expense	-	-	-	27,293	27,293		27,293

Profit (loss) of each reportable segment	(182,369)	371,015	(5,517)	(541,656)	(358,527)		(358,527)
Geographical information on revenues
Revenue – Chilean entities	1,929,554	1,145,647	623	-	3,075,824		3,075,824
Revenue – Foreign entities	871,356	2,064,639	-	-	2,935,995		2,935,995
Total revenues from ordinary activities	2,800,910	3,210,286	623	-	6,011,819		6,011,819

Twelve-months period ended December 31, 2023	Pulp ThU.S.$	Wood products ThU.S.$	Others ThU.S.$	Corporate ThU.S.$	Subtotal ThU.S.$	Elimination ThU.S.$	Total ThU.S.$

Amounts of additions to non-current assets

Acquisition of property, plant and equipment and biological assets	1,109,609	137,867	251	15,322	1,263,049	-	1,263,049
Acquisition and contribution of investments in associates and joint venture	-	-	-	34,950	34,950	-	34,950

Twelve-months period ended December 31, 2023	Pulp ThU.S.$	Wood products ThU.S.$	Others ThU.S.$	Corporate ThU.S.$	Subtotal ThU.S.$	Elimination ThU.S.$	Total ThU.S.$
Segment assets	13,864,686	2,967,646	16,480	1,135,689	17,984,501	(74,137)	17,910,364
Segment assets (excluding deferred tax assets)	13,864,686	2,967,646	16,480	1,047,122	17,895,934	(74,137)	17,821,797
Deferred tax assets				88,567	88,567		88,567

Investments accounted through equity method
Associates	34,558	-	-	65,248	99,806		99,806
Joint Ventures	-	215,322	-	108,483	323,805		323,805
Segment liabilities	1,170,684	392,104	47,487	8,291,060	9,901,335		9,901,335
Segment liabilities (excluding deferred tax liabilities)	1,170,684	392,104	47,487	6,747,436	8,357,711		8,357,711
Deferred tax liabilities				1,543,624	1,543,624		1,543,624

Geographical information on non-current assets
Chile	8,565,525	463,179	15,481	504,903	9,549,088	(6,668)	9,542,420
Foreign countries	2,888,631	1,245,369	-	58,366	4,192,366		4,192,366
Total non-current assets	11,454,156	1,708,548	15,481	563,269	13,741,454	(6,668)	13,734,786

Twelve-months period ended December 31, 2022	Pulp ThU.S.$	Wood products ThU.S.$	Others ThU.S.$	Corporate ThU.S.$	Subtotal ThU.S.$	Elimination ThU.S.$	Total ThU.S.$
Revenues from sales of goods	2,886,870	4,110,747	-	-	6,997,617		6,997,617
Revenues from rendering of services	103,771	1	681	-	104,453		104,453
Revenues from ordinary activities	2,990,641	4,110,748	681	-	7,102,070		7,102,070

Revenues from transactions with reportable segments	501,011	21,347	54,345	-	576,703	(576,703)	-

Finance income	-	-	-	72,116	72,116		72,116
Finance costs	-	-	-	(200,366)	(200,366)		(200,366)
Net finance costs	-	-	-	(128,250)	(128,250)		(128,250)

Depreciation and amortizations	296,425	198,632	1,679	10,293	507,029		507,029
Other income	63,759	31,248	101	5,021	100,129		100,129
Other expenses	299,469	50,311	9	24,100	373,889		373,889

Share of profit (loss) of associates and joint ventures accounted for using equity method

Associates	2,180	-	-	4,889	7,069		7,069
Joint ventures	-	24,531	-	2,084	26,615		26,615

Income tax expense	-	-	-	(142,121)	(142,121)		(142,121)

Profit (loss) of each reportable segment	320,201	883,346	(2,906)	(496,415)	704,226		704,226
Geographical information on revenues
Revenue – Chilean entities	1,961,303	1,743,181	681	-	3,705,165		3,705,165
Revenue – Foreign entities	1,029,338	2,367,567	-	-	3,396,905		3,396,905
Total revenues from ordinary activities	2,990,641	4,110,748	681	-	7,102,070		7,102,070

Twelve-months period ended December 31, 2022	Pulp ThU.S.$	Wood products ThU.S.$	Others ThU.S.$	Corporate ThU.S.$	Subtotal ThU.S.$	Elimination ThU.S.$	Total ThU.S.$
Amounts of additions to non-current assets

Acquisition of property, plant and equipment and biological assets	1,128,434	72,069	478	6,456	1,207,437	-	1,207,437
Acquisition and contribution of investments in associates and joint venture	-	-	-	132	132	-	132

Twelve-months period ended December 31, 2022	Pulp ThU.S.$	Wood products ThU.S.$	Others ThU.S.$	Corporate ThU.S.$	Subtotal ThU.S.$	Elimination ThU.S.$	Total ThU.S.$
Segment assets	13,094,867	2,959,042	18,291	1,256,321	17,328,521	(148,413)	17,180,108
Segment assets (excluding deferred tax assets)	13,094,867	2,959,042	18,291	1,247,310	17,319,510	(148,413)	17,171,097
Deferred tax assets				9,011	9,011		9,011

Investments accounted through equity method
Associates	36,489	-	-	64,332	100,821		100,821
Joint Ventures	-	203,443	-	61,407	264,850		264,850
Segment liabilities	1,049,313	438,864	22,237	7,409,710	8,920,124		8,920,124
Segment liabilities (excluding deferred tax liabilities)	1,049,313	438,864	22,237	5,623,795	7,134,209		7,134,209
Deferred tax liabilities				1,785,915	1,785,915		1,785,915

Geographical information on non-current assets
Chile	8,540,801	491,283	17,008	398,820	9,447,912	(16,294)	9,431,618
Foreign countries	2,742,416	1,190,257	-	40,896	3,973,569		3,973,569
Total non-current assets	11,283,217	1,681,540	17,008	439,716	13,421,481	(16,294)	13,405,187

Period ended December 31, 2021	Pulp ThU.S.$	Wood products ThU.S.$	Others ThU.S.$	Corporate ThU.S.$	Subtotal ThU.S.$	Elimination ThU.S.$	Total ThU.S.$
Revenues from sales of goods	2,702,346	3,549,096	-	-	6,251,442		6,251,442
Revenues from rendering of services	97,988	1	330	-	98,319		98,319
Revenues from ordinary activities	2,800,334	3,549,097	330	-	6,349,761		6,349,761

Revenues from transactions with reportable segments	503,455	30,396	43,737	-	577,588	(577,588)	-

Finance income	-	-	-	33,499	33,499		33,499
Finance costs	-	-	-	(219,982)	(219,982)		(219,982)
Net finance costs	-	-	-	(186,483)	(186,483)		(186,483)

Depreciation and amortizations	297,413	179,549	1,634	11,164	489,760		489,760
Other income	331,827	22,935	265	23,950	378,977		378,977
Other expenses	141,338	27,315	6,140	17,308	192,101		192,101

Share of profit (loss) of associates and joint ventures accounted for using equity method

Associates	2,380	-	-	(2,050)	330		330
Joint ventures	-	35,250	-	(4,194)	31,056		31,056

Income tax expense	-	-	-	(402,914)	(402,914)		(402,914)

Profit (loss) of each reportable segment	851,804	906,745	(9,605)	(717,345)	1,031,599		1,031,599
Geographical information on revenues
Revenue – Chilean entities	1,933,450	1,538,804	330	-	3,472,584		3,472,584
Revenue – Foreign entities	866,884	2,010,293	-	-	2,877,177		2,877,177
Total revenues from ordinary activities	2,800,334	3,549,097	330	-	6,349,761		6,349,761

Period ended December 31, 2021	Pulp ThU.S.$	Wood products ThU.S.$	Others ThU.S.$	Corporate ThU.S.$	Subtotal ThU.S.$	Elimination ThU.S.$	Total ThU.S.$

Amounts of additions to non-current assets

Acquisition of property, plant and equipment and biological assets	1,461,957	76,088	870	3,800	1,542,715	-	1,542,715
Acquisition and contribution of investments in associates and joint venture	-	-	-	61,372	61,372	-	61,372

Period ended December 31, 2021	Pulp ThU.S.$	Wood products ThU.S.$	Others ThU.S.$	Corporate ThU.S.$	Subtotal ThU.S.$	Elimination ThU.S.$	Total ThU.S.$
Segment assets	12,236,794	3,021,804	19,350	1,487,952	16,765,900	(97,589)	16,668,311
Segment assets (excluding deferred tax assets)	12,236,794	3,021,804	19,350	1,480,315	16,758,263	(97,589)	16,660,674
Deferred tax assets				7,637	7,637		7,637

Investments accounted through equity method
Associates	26,823	-	-	56,101	82,924		82,924
Joint Ventures	-	203,504	-	50,214	253,718		253,718
Segment liabilities	725,397	480,521	11,010	7,632,879	8,849,807		8,849,807
Segment liabilities (excluding deferred tax liabilities)	725,397	480,521	11,010	5,885,074	7,102,002		7,102,002
Deferred tax liabilities				1,747,805	1,747,805		1,747,805

Geographical information on non-current assets
Chile	7,978,912	530,618	18,307	330,600	8,858,437	(9,304)	8,849,133
Foreign countries	2,671,205	1,200,693	-	23,236	3,895,134		3,895,134
Total non-current assets	10,650,117	1,731,311	18,307	353,836	12,753,571	(9,304)	12,744,267

Information required by geographic area:

	Geographical area
2023	Local country	Foreign country
Disclosure of geographical areas	Chile ThU.S.$	Argentina ThU.S.$	Brazil ThU.S.$	USA / Canada ThU.S.$	Uruguay ThU.S.$	Mexico ThU.S.$	Total ThU.S.$
Revenues from sale of goods	2,998,896	570,933	586,512	1,057,027	449,316	206,657	5,869,341
Revenues from rendering of services	76,928	-	28,332	-	37,215	3	142,478
Revenues as of December 31, 2023	3,075,824	570,933	614,844	1,057,027	486,531	206,660	6,011,819
Non-current Assets at 12-31-2023 other than deferred tax	9,466,748	612,467	1,035,237	687,247	1,681,160	163,360	13,646,219

	Geographical area
2022	Local country	Foreign country
Disclosure of geographical areas	Chile ThU.S.$	Argentina ThU.S.$	Brazil ThU.S.$	USA/Canada ThU.S.$	Uruguay ThU.S.$	Mexico ThU.S.$	Total ThU.S.$
Revenues from sale of goods	3,633,847	600,923	658,329	1,309,652	573,877	220,989	6,997,617
Revenues from rendering of services	71,318	-	-	-	33,134	1	104,453
Revenues as of December 31, 2022	3,705,165	600,923	658,329	1,309,652	607,011	220,990	7,102,070
Non-current Assets at 12-31-2022 other than deferred tax	9,426,583	548,528	906,174	721,824	1,664,974	128,093	13,396,176

	Geographical area
2021	Local country	Foreign country
Disclosure of geographical areas	Chile ThU.S.$	Argentina ThU.S.$	Brazil ThU.S.$	USA/Canada ThU.S.$	Uruguay ThU.S.$	Mexico ThU.S.$	Total ThU.S.$
Revenues from sale of goods	3,409,152	524,976	630,440	1,041,285	454,498	191,091	6,251,442
Revenues from rendering of services	63,432	-	-	-	34,886	1	98,319
Revenues as of December 31, 2021	3,472,584	524,976	630,440	1,041,285	489,384	191,092	6,349,761
Non-current Assets at 12-31-2021 other than deferred tax	8,845,193	688,698	642,578	735,846	1,698,320	125,995	12,736,630